Employee Benefit Plans (Net Periodic Benefit Cost (Credit)) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 24	$ 36
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost	$ 111	$ 83
Expected return on plan assets	(216)	(223)
Amortization of net actuarial (gain) loss		40
Net periodic benefit (credit) cost	(81)	(64)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3	$ 6
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost	$ 15	$ 11
Expected return on plan assets	(38)	(48)
Amortization of prior service cost (credit)	(9)	(10)
Amortization of net actuarial (gain) loss	(1)
Net periodic benefit (credit) cost	$ (30)	$ (41)